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Supplement to Statement of Additional Information dated March 1, 2025

March 7, 2025
Effective March 31, 2025 (the “Effective Date”), Mike Sheldon, Wesly Pate and Ginny Schiappa will each serve as a portfolio manager for Harbor Core Bond Fund and Harbor Core Plus Fund (collectively, the “Funds”).
As of the Effective Date, William A. O’Malley no longer serves as a portfolio manager to the Funds. All references to Mr. O’Malley in the Statement of Additional Information are hereby removed as of the Effective Date.

As of the Effective Date, the following is added to “The Portfolio Managers - Other Accounts Managed” section for Harbor Core Bond Fund and Harbor Core Plus Fund found on pages 57 and 58, respectively, and is as of January 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR CORE BOND FUND
Mike Sheldon, CFA
All Accounts	9	$5,710	25	$17,205	688	$88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Wesly Pate, CFA
All Accounts	9	5,710	25	17,205	688	88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Ginny Schiappa, CFA
All Accounts	9	5,710	25	17,205	688	88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
HARBOR CORE PLUS FUND
Mike Sheldon, CFA
All Accounts	9	$5,710	25	$17,205	688	$88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Wesly Pate, CFA
All Accounts	9	5,710	25	17,205	688	88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Ginny Schiappa, CFA
All Accounts	9	5,710	25	17,205	688	88,299
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

As of the Effective Date, the following is added to “The Portfolio Managers - Securities Ownership” section found on page 66:
As of January 31, 2025, Mssrs. Sheldon and Pate and Ms. Schiappa did not beneficially own any shares of Harbor Core Bond Fund or Harbor Core Plus Fund.
Investors Should Retain This Supplement For Future Reference
S0325.SAI.HF